RESTATEMENTS (Schedule of Restatements on the Statement of Cash Flows) (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		69 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net loss	$ (267,745)	$ (1,208,663)	$ (648,095)	$ (910,518)	$ (222,462)	$ (1,205,081)
Depreciation and amortization		5,462	484	2,230	1,435	6,213
Originally Reported [Member]
Net loss	(277,947)	(677,821)	(677,821)	(950,117)	(227,562)
Depreciation and amortization			30,210	41,829	6,535
Change [Member]
Net loss	9,873	29,619	29,619	39,599	(5,100)
Depreciation and amortization			(29,619)	(39,599)	(5,100)
Restated [Member]
Net loss	(268,074)	(648,202)	(648,202)	(910,518)	(222,462)
Depreciation and amortization			$ 591	$ 2,230	$ 1,435